Risk and Capital Management (Details 12) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Risk And Capital Management
Net assets / customers funds within 30 days	69.40%	56.50%
Net assets / total customers funds	21.90%	21.40%
Net assets / total financial assets	16.20%	16.20%
Present value of financial assets	R$ 1,595,176	R$ 1,411,089